Leasing (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases, Balance Sheet Information
The table below presents the consolidated balance sheet information related to operating and finance leases.

Balance sheet information	Dec. 31, 2021			Dec. 31, 2020
(dollars in millions)	Operating leases	Finance leases	Total	Operating leases	Finance leases	Total
ROU assets (a)	$1,250	$34	$1,284	$1,432	$11	$1,443
Lease liability (b)	$1,461	$24	$1,485	$1,669	$11	$1,680

Weighted average:
Remaining lease term	10.5 years	0.9 years		10.8 years	1.1 years
Discount rate (annualized)	2.62%	0.97%		2.55%	0.29%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities and finance lease liabilities are included in other borrowed funds, both on the consolidated balance sheet.

Lease, Cost
The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2021	2020	2019
Operating lease expense	$236	$263	$266
Variable lease expense	39	47	39
Sublease income	(33)	(35)	(33)
Finance lease expense:
Amortization of ROU assets	3	1	7
Total lease expense	$245	$276	$279

The table below presents cash flow information related to leases.

Cash flow information	Year ended Dec. 31,
(in millions)	2021	2020	2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$260	$284	$285
Financing cash flows from finance leases	$13	$1	$20

Lessee, Operating Lease, Liability, Maturity
The table below presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases	Finance leases
(in millions)
For the year ended Dec. 31,
2022	$225	$24
2023	194	—
2024	147	—
2025	139	—
2026	146	—
2027 and thereafter	825	—
Total lease payments	1,676	24
Less: Imputed interest	215	—
Total	$1,461	$24

Finance Lease, Liability, Maturity
The table below presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases	Finance leases
(in millions)
For the year ended Dec. 31,
2022	$225	$24
2023	194	—
2024	147	—
2025	139	—
2026	146	—
2027 and thereafter	825	—
Total lease payments	1,676	24
Less: Imputed interest	215	—
Total	$1,461	$24